Revenue Classified by Significant Product and Service Offerings (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue from External Customer [Line Items]
Revenue	$ 331,839	$ 281,724	$ 245,122
Azure
Revenue from External Customer [Line Items]
Revenue	101,938	72,610	54,070
Microsoft 365 Cloud
Revenue from External Customer [Line Items]
Revenue	100,299	84,605	73,457
Productivity and Server Licensing
Revenue from External Customer [Line Items]
Revenue	37,285	35,391	34,976
Search and Advertising
Revenue from External Customer [Line Items]
Revenue	24,835	22,171	19,679
XBOX
Revenue from External Customer [Line Items]
Revenue	21,790	23,455	21,503
Industry Solutions
Revenue from External Customer [Line Items]
Revenue	20,345	18,417	16,813
Windows OEM and Devices
Revenue from External Customer [Line Items]
Revenue	17,087	17,315	17,030
Frontier and Support Services
Revenue from External Customer [Line Items]
Revenue	$ 8,260	$ 7,760	$ 7,594